Other Assets (Details) - Summary of Other Assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Lease Acquisition Costs, net of accumulated amortization	$ 18	$ 48
Deposits and other non-current assets	233	190
Other assets	$ 251	$ 238